Financial asset at fair value through profit or loss - Disclosure Of Reconciliation Of Changes In Fair Value Measurement Assets Explanatory (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in fair value measurement assets
At the beginning of the year		¥ 5,000
At the end of the year		11,753	¥ 5,000
Equity investments [member]
Disclosure of reconciliation of changes in fair value measurement assets
At the beginning of the year	[1]	5,000
At the end of the year	[1]	11,753	5,000
Equity investments [member] | Financial assets at fair value through profit or loss, category
Disclosure of reconciliation of changes in fair value measurement assets
At the beginning of the year	[2]	5,000	0
Additions	[3]	5,000	5,000
Fair value change		1,753	0
At the end of the year		¥ 11,753	¥ 5,000	[2]

[1]	Investment
[2]	During the year ended December 31, 2021, the Group invested in a company engaging in EV charging hardware and technology industry for RMB5.0 million, and there was no fair value change within 2021, and the fair value increased by RMB1.8 million in 2022.
[3]	During the year ended December 31, 2022, the Group invested in a leading company committed in intelligent in-vehicle system for RMB5.0 million. There was no fair value change during 2022.